Related Party Transactions - Annual activity of loans outstanding to related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance beginning of year	$ 3,111,976	$ 3,193,470
Additions	1,101,702	1,178,281
Repayments	(1,332,700)	(1,259,775)
Balance, end of year	$ 2,880,978	$ 3,111,976